Loans (Details)																6 Months Ended		12 Months Ended
	May 16, 2025 USD ($)	May 15, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 14, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 30, 2024 USD ($)	Dec. 26, 2024 USD ($)	Nov. 29, 2024 USD ($)	Oct. 11, 2024 USD ($)	Jun. 28, 2024 USD ($)	Jun. 27, 2024 USD ($)	Jun. 09, 2024 USD ($)	May 30, 2024 USD ($)	Apr. 29, 2024 USD ($)	Mar. 19, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	May 16, 2025 CNY (¥)	May 15, 2025 CNY (¥)	Apr. 30, 2025 CNY (¥)	Mar. 14, 2025 CNY (¥)	Dec. 30, 2024 JPY (¥)	Dec. 26, 2024 CNY (¥)	Nov. 29, 2024 JPY (¥)	Oct. 11, 2024 CNY (¥)	Jun. 28, 2024 CNY (¥)	Jun. 27, 2024 CNY (¥)	May 30, 2024 CNY (¥)	Apr. 29, 2024 CNY (¥)	Mar. 19, 2023 CNY (¥)
Loans [Line Items]
Bank loan interest expenses																$ 64,246	$ 113,657
Bank of Jiangsu [Member]
Loans [Line Items]
Loan amount	$ 139,595	$ 418,784													$ 279,189				¥ 1,000,000	¥ 3,000,000											¥ 2,000,000
Maturity date	May 16, 2026	May 15, 2026													Mar. 18, 2026
Fixed annual interest rate	2.50%	2.98%													3.60%				2.50%	2.98%											3.60%
Repayment of loan																27,919
Loan balance																$ 251,270
Bank of China [Member]
Loans [Line Items]
Loan amount			$ 2,421,807	$ 628,176									$ 753,497								¥ 351,000,000	¥ 4,500,000							¥ 5,500,000
Maturity date			Mar. 31, 2035	Jul. 15, 2025									May 20, 2025
Fixed annual interest rate			1.585%	2.40%																	1.585%	2.40%
Effective monthly rate													2.54167%																2.54167%
Bank of Ningbo [Member]
Loans [Line Items]
Loan amount							$ 279,189							$ 136,999										¥ 2,000,000						¥ 1,000,000
Maturity date							Dec. 25, 2025							Apr. 28, 2025
Fixed annual interest rate							2.00%							3.70%										2.00%						3.70%
Bank of Communications [Member]
Loans [Line Items]
Loan amount									$ 136,999	$ 410,998	$ 958,996															¥ 1,000,000	¥ 3,000,000	¥ 7,000,000
Maturity date									Oct. 11, 2025	Jun. 28, 2025	Jun. 27, 2025
Fixed annual interest rate									2.98%	2.98%	2.98%															2.98%	2.98%	2.98%
Repayment of loan																		$ 136,999
Loan balance					$ 821,997
Bank of Higo [Member]
Loans [Line Items]
Loan amount								$ 767,997																	¥ 120,000,000
Maturity date								Jan. 29, 2025
Fixed annual interest rate								1.86%																	1.86%
Co-Borrower of the Loan [Member]
Loans [Line Items]
Loan amount							$ 273,999																	¥ 2,000,000
Maturity date							Dec. 25, 2025
Fixed annual interest rate							2.00%																	2.00%
Bank of Kumamoto [Member]
Loans [Line Items]
Loan amount						$ 1,971,192						$ 2.39											¥ 308,000,000
Maturity date						Mar. 31, 2025						Jun. 08, 2026
Fixed annual interest rate						1.20%																	1.20%